Summary of Significant Accounting Policies - Summary of Useful lives of Intangible Assets (Details)	Dec. 31, 2023
Customer relationships | Maximum
Finite-Lived Intangible Assets
Finite-Lived Intangible Asset, Useful Life	8 years
Customer relationships | Minimum
Finite-Lived Intangible Assets
Finite-Lived Intangible Asset, Useful Life	4 years
Purchased software
Finite-Lived Intangible Assets
Finite-Lived Intangible Asset, Useful Life	3 years
Technology
Finite-Lived Intangible Assets
Finite-Lived Intangible Asset, Useful Life	5 years